SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Total Liabilities	$ 8,538	$ 3,202
Revenue	8,980	106
Gross Profit	2,425	71
Total [Member]
Statement [Line Items]
Non-current Assets	37,536	1,818
Total Liabilities	8,538	3,202
Revenue	8,980	106
Gross Profit	2,353	71
Colombia
Statement [Line Items]
Non-current Assets	4,042	1,818
Total Liabilities	2,359	1,922
Revenue	6,919	75
Gross Profit	1,419	40
Canada
Statement [Line Items]
Non-current Assets	3,844	0
Total Liabilities	3,073	1,268
Revenue	380	0
Gross Profit	380	0
United States
Statement [Line Items]
Non-current Assets	29,650	0
Total Liabilities	3,106	12
Revenue	1,681	31
Gross Profit	$ 554	$ 31